SHARE BASED COMPENSATION EXPENSES - RSU activity (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ¥ / shares shares
Number of restricted shares
Vested	(6,772)	(6,772)
Weighted-average grant day fair value
Granted | ¥ / shares		¥ 147.6
RSU
Number of restricted shares
Granted	483,274	483,274
Vested	(6,772)	(6,772)
Forfeited	(90,940)	(90,940)
Outstanding at the end of the year	385,562	385,562
Weighted-average grant day fair value
Granted | $ / shares	$ 20.73
Vested | $ / shares	26.54
Forfeited | $ / shares	26.8
Outstanding at the end of the year | $ / shares	$ 19.19